Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS V
Central Index Key	dei_EntityCentralIndexKey	0000809821
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2014
Prospectus Date	rr_ProspectusDate	Mar. 28, 2014
Delaware Dividend Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Dividend Income Fund (the “Fund”)
Supplement [Text Block]	dgef_SupplementTextBlock

DELAWARE GROUP® EQUITY FUNDS V

Delaware Dividend Income Fund (the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R, and Institutional Class

Statutory Prospectus dated March 28, 2014

On Nov. 20, 2013, the Board of Trustees of Delaware Group Equity Funds V approved an increase in the exposure limitations on the Fund’s ability to invest in emerging markets securities. These changes will be effective sixty (60) days after the date of this Supplement (the “Effective Date”).

Until the Effective Date, the following information replaces the section entitled, “What are the Fund’s principal investment strategies?”

What are the Fund’s principal investment strategies?

The Fund invests primarily in income-generating securities (debt and equity), which may include equity securities of large, well-established companies, and debt securities, including high yield, high-risk corporate bonds, investment grade fixed income securities, and U.S. government securities.

Under normal circumstances, at least 50% of the Fund’s total assets will be invested in income-generating equity securities. In making investments in income-generating equity securities, the Fund may invest an unlimited portion of its total assets in convertible securities without regard to credit quality. While debt securities may comprise up to 50% of the Fund’s total assets, no more than 45% of the Fund’s total assets will be invested in high yield, high-risk debt securities. No more than 25% of the Fund’s total assets will be invested in any one industry sector nor, as to 75% of the Fund’s total assets, will more than 5% be invested in securities of any one issuer. The Fund may invest up to 30% of its total assets in foreign equity and debt securities. The Fund will not, however, invest more than 5% of its total assets in securities of issuers principally located or principally operating in markets of emerging countries.

Within the percentage guidelines noted above, the Manager will determine the proportion of the Fund’s assets that will be allocated to income-generating equity securities and equity equivalents and to debt securities, based on its analysis of economic and market conditions and its assessment of the income and potential for appreciation that can be achieved from investments in such asset classes. It is expected that the proportion of the Fund’s total assets invested in income-generating equity securities and equity equivalent securities will vary from 50% to 100% of the Fund’s total assets. The proportion of the Fund’s total assets in debt securities will correspondingly vary from 0% to 50% of the Fund’s total assets.

The Fund may use a wide range of derivative instruments, typically including options, futures contracts, options on futures contracts, and credit default swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; and credit default swaps to hedge against bond defaults, to manage credit exposure, or to enhance total return.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated March 28, 2014.

Delaware Small Cap Value Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware Small Cap Value Fund (the “Fund”)
Supplement [Text Block]	dgef_SupplementTextBlock

DELAWARE GROUP® EQUITY FUNDS V

Delaware Small Cap Value Fund (the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, Class R, and Institutional Class

Statutory Prospectus dated March 28, 2014

On Nov. 20, 2013, the Board of Trustees of Delaware Group Equity Funds V approved a proposal to establish and disclose the exposure limitations on the Fund’s ability to invest in real estate investment trusts. These changes will be effective sixty (60) days after the date of this Supplement (the “Effective Date”).

Until the Effective Date, the following information replaces the section entitled, “What are the Fund’s principal investment strategies?”

What are the Fund’s principal investment strategies?

The Fund invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Fund’s investment manager, considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be in investments of small-capitalization companies (80% policy). The Fund considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000® Index at the time of purchase. The Fund’s 80% policy is nonfundamental and can be changed without shareholder approval. However, the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated March 28, 2014.